Cover	Jul. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2026
Entity File Number	001-34857
Entity Registrant Name	GOLD RESOURCE CORPORATION
Entity Central Index Key	0001160791
Entity Tax Identification Number	84-1473173
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	7887 East
Entity Address, Address Line Two	Belleview Avenue, Suite 1100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80211
City Area Code	303
Local Phone Number	320-7708
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GORO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false